CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	₱ 14,569	₱ 22,071	₱ 26,638
Adjustments for:
Depreciation and amortization (Note 9)	51,915	34,455	31,519
Asset impairment (Note 5)	8,258	11,042	9,690
Interest on loans and other related items – net (Note 5)	7,014	6,956	5,919
Impairment of investments (Notes 10 and 11)	2,562	5,515	5,166
Pension benefit costs (Notes 5 and 26)	1,607	1,775	1,888
Amortization of intangible assets (Notes 5 and 15)	835	929	1,076
Incentive plans (Notes 5 and 26)	827
Foreign exchange losses – net (Notes 9 and 27)	411	2,785	3,036
Accretion on financial liabilities – net (Note 5)	219	230	231
Losses (gains) on disposal of property and equipment (Note 9)	159	(1,360)	298
Gains on disposal of investment property (Note 13)	(80)
Gains on derivative financial instruments – net (Notes 5 and 28)	(533)	(996)	(420)
Interest income (Note 5)	(1,412)	(1,046)	(799)
Equity share in net earnings of associates and joint ventures (Notes 5 and 10)	(2,906)	(1,181)	(3,241)
Gain on disposal of investment in associates and joint ventures (Note 10)	(6,512)	(7,365)	(2,838)
Others	(2,443)	(400)	(1,968)
Operating income before changes in assets and liabilities	74,490	73,410	76,195
Decrease (increase) in:
Trade and other receivables	(10,674)	(7,060)	(1,863)
Inventories and supplies	(542)	(917)	(1,122)
Prepayments	(212)	(5,634)	(617)
Advances and other noncurrent assets	162	(99)	147
Increase (decrease) in:
Accounts payable	4,622	1,358	11,242
Accrued expenses and other current liabilities	(1,392)	755	4,969
Pension and other employee benefits	(5,841)	(5,863)	(10,642)
Customers’ deposits	13	1	(8)
Other noncurrent liabilities	38	(10)	(13)
Net cash flows generated from operations	60,664	55,941	78,288
Income taxes paid	(4,550)	(6,965)	(8,544)
Net cash flows from operating activities	56,114	48,976	69,744
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	1,217	947	939
Dividends received (Note 10)	833	4,409	5,544
Proceeds from:
Maturity of short-term investments	20,254	1,557	1,469
Disposal of investments in associates and joint ventures	14,884	17,000
Collection of notes receivable	2,001
Disposal of available-for-sale financial investments	1,000	2,502
Disposal of property and equipment (Note 9)	484	1,889	334
Redemption of investment in debt securities	456	609	292
Disposal of investment properties	290		8
Payments for:
Purchase of available-for-sale financial investments	(76)	(3,500)	(925)
Acquisition of intangible assets (Note 15)	(137)	(159)	(318)
Purchase of shares of noncontrolling interests – net of cash acquired	(266)	(22)	(2)
Interest capitalized to property and equipment (Note 9)	816	566	370
Purchase of investments in associates and joint ventures (Note 10)	(5,633)	(21,524)	(1,274)
Purchase of short-term investments	(18,424)	(2,734)	(2,194)
Purchase of property and equipment (Note 9)	(36,616)	(42,259)	(42,805)
Purchase of investment properties		(6)
Purchase of investment in debt securities		(20)
Purchase of subsidiaries – net of cash acquired			(151)
Decrease (increase) in advances and other noncurrent assets	(511)	(105)	215
Net cash flows used in investing activities	(21,060)	(41,982)	(39,238)
CASH FLOWS FROM FINANCING ACTIVITIES
Availments of long-term debt (Note 21)	26,255	40,569	44,367
Issuance of perpetual notes (Note 20)	4,165
Availments of long-term financing for capital expenditures	359		311
Derivative financial instruments (Note 28)	218	(541)	(638)
Issuance of capital stock		5
Payments for:
Debt issuance costs (Note 21)	(153)	(185)	(396)
Distribution charges on perpetual notes (Note 20)	(177)
Interest – net of capitalized portion (Notes 5 and 21)	(7,076)	(6,512)	(5,407)
Long-term financing for capital expenditures	(8,094)	(6,040)
Cash dividends (Note 20)	(16,617)	(22,987)	(32,532)
Long-term debt (Note 21)	(39,199)	(19,650)	(17,084)
Derivative financial instruments (Note 28)	218	(541)	(638)
Redemption of shares			(1)
Obligations under finance lease			(5)
Net cash flows used in financing activities	(40,319)	(15,341)	(11,385)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(552)	614	675
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,817)	(7,733)	19,796
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 16)	38,722	46,455	26,659
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 16)	₱ 32,905	₱ 38,722	₱ 46,455